Note 20 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 2015
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$111,974	0	111,974	0
Mortgage loan commitments	36	0	36	0
Total	$112,010	0	112,010	0

	Carrying Value at December 31, 2014
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$137,834	0	137,834	0
Mortgage loan commitments	16	0	16	0
Total	$137,850	0	137,850	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 2015
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2015 Total gains (losses)
Loans held for sale	$3,779	0	3,779	0	3
Mortgage servicing rights	1,499	0	1,499	0	0
Loans (1)	4,790	0	4,790	0	(373)
Real estate, net (2)	2,045	0	2,045	0	(262)
Total	$12,113	0	12,113	0	(632)
	Carrying Value at December 31, 2014
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2014 Total gains (losses)
Loans held for sale	$2,076	0	2,076	0	(1)
Mortgage servicing rights	1,507	0	1,507	0	0
Loans (1)	11,882	0	11,882	0	532
Real estate, net (2)	3,103	0	3,103	0	(134)
Total	$18,568	0	18,568	0	397